Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Components of Income Tax Expenses	The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expense	1,700	2,967	-
Deferred income tax expense	-	-	-
Total income tax expense	1,700	2,967	-

Schedule of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	775,798	986,482
Advertising expenses	116,245	59,062
Accrued salary	108,449	172,165
Lease termination loss	-	16,791
Rental	16,908	-
Property and equipment, net	242	-
Total deferred tax assets	1,017,642	1,234,500
Less: valuation allowance	(1,017,642)	(1,234,500)
Deferred tax assets, net	-	-

Schedule of Differences Between PRC Statutory Income Tax Rate and Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
Statutory income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.62)%	(1.00)%	(0.54)%
Effect of preferential tax rate and local tax exemption	(0.01)%	(0.03)%	(2.10)%
Effect of research and development expenses super deduction	2.07%	4.86%	2.97%
Effect of different tax rates of subsidiary operating in other jurisdiction and withhold tax	0.16%	0.52%	(0.70)%
Effect of change in income tax rates	-	-	(6.28)%
Effect of valuation allowance	(26.71)%	(29.64)%	(18.35)%
Effective tax rate	(0.11)%	(0.29)%	0.00%

Schedule of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	315,739	717,537	1,017,642
Additions	401,798	300,105	216,858
Reversal	-	-	-
Balance at end of the year	717,537	1,017,642	1,234,500